STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLAN
Compensation cost from continuing operations under the Stock Incentive Plan	The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Compensation cost	26	22	24

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Year ended December 31,
	2012	2011	2010
Dividend yield	3.0%	2.3%	3.0%
Expected volatility	65.3%	65.6%	69.0%
Risk-free interest rate	1.3%	2.8%	3.1%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(902)	3.37
Forfeited	(289)	19.48

Outstanding at December 31, 2012	10,517	14.52	5.4	$42

Exercisable at December 31, 2012	8,390	14.56	4.5	39

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,402	)(1)	7.09	(760)	6.53
Forfeited	(30)		15.27	(85)	15.16

Nonvested at December 31, 2012	1,789		13.87	638	14.50

(1)
As of December 31, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during 2012. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.